Financial Risk Management Objectives and Policies - Disclosure of summary illustrates the fluctuations in the exchange rates applied (Detail) - Currency risk [member]	12 Months Ended
Dec. 31, 2024
CAD
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.7302
Closing rate	0.695
BRL
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.1855
Closing rate	0.1615